UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-100.8%

Alabama-1.8%
	Bessemer Board of Education, School Tax Warrants-Series A (CS: Assured Guaranty Municipal)
$425,000	2.000%, 02/01/2013	$425,000
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A, VRDN
4,900,000	0.550%, 11/15/2038 (Putable on 05/15/2013) (a)	4,900,392
	Chatom Industrial Development Board Pollution Control Revenue, Electric-Series C, VRDN
2,000,000	0.550%, 12/01/2024 (Putable on 06/01/2013) (a)	2,000,180
	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN (LOC: Regions Bank)
1,150,000	1.110%, 04/01/2016 (Putable on 02/07/2013) (a)	1,150,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A, VRDN (LOC: Regions Bank)
5,750,000	0.770%, 05/01/2032 (Putable on 02/07/2013) (a)	5,750,000
	State Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A, VRDN (LOC: Regions Bank)
4,009,000	1.000%, 01/01/2036 (Putable on 02/07/2013) (a)	4,009,000
	State Port Authority Docks Facilities Revenue, VRDN (CS: NATL-RE)
8,390,000	0.710%, 10/01/2024 (Putable on 02/07/2013) (a)	8,390,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project, VRDN (LOC: Regions Bank)
2,265,000	0.690%, 07/01/2034 (Putable on 02/07/2013) (a)	2,265,000

		28,889,572

Alaska-0.4%
	Alaska Housing Finance Corp. Home Mortgage Revenue,-Series A, VRDN (SPA: Landesbank Baden-Wurttmexp)
6,500,000	0.240%, 12/01/2041 (Putable on 02/07/2013) (a)	6,500,000

Arizona-3.9%
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project, VRDN (CS: National Rural Utilities Corp.)
16,200,000	0.650%, 09/01/2024 (Putable on 03/01/2013) (a)	16,200,648
	Coconino County Pollution Control Corp. Revenue, Arizona Public Services Navajo-Series A,VRDN (CS: Arizona Public Service Corp.)
4,120,000	3.625%, 10/01/2029 (Putable on 07/13/2013) (a)	4,156,050
	Phoenix Industrial Development Authority Solid Waste Revenue, Republic Services, Inc. Project, VRDN
20,000,000	0.580%, 12/01/2035 (Putable on 05/01/2013) (a)	20,000,000
	State Health Facilities Authority Hospital System Revenue, Phoenix Children’s Hospital, Series A (CS: Phoenix Children’s Hospital)
850,000	2.000%, 02/01/2015	863,489
	State Health Facilities Authority Revenue, The Terraces, VRDN (LOC: Sovereign Bank N.A.)
16,520,000	0.840%, 12/01/2037 (Putable on 02/07/2013) (a)	16,520,000
	Yavapai County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, VRDN
5,000,000	2.875%, 03/01/2028 (a)	5,007,900

		62,748,087

Arkansas-0.6%
	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN (LOC: Regions Bank)
4,910,000	0.770%, 06/01/2033 (Putable on 02/07/2013) (a)	4,910,000
	State Development Finance Authority, Capri Apartments-Series F, VRDN (LOC: Regions Bank)
5,200,000	1.000%, 10/01/2030 (Putable on 02/07/2013) (a)	5,200,000

		10,110,000

California-11.1%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B
275,000	2.000%, 07/01/2013	276,064
670,000	2.000%, 07/01/2014	677,069
820,000	3.000%, 07/01/2015	849,537
	California Infrastructure & Economic Development Bank Revenue, Westside Waldorf School Project, VRDN (LOC: California Bank & Trust)
2,825,000	0.480%, 10/01/2028 (Putable on 02/07/2013) (a)	2,825,000
	City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J, VRDN (LOC: Bank of America N.A.)
5,500,000	0.400%, 07/01/2015 (Putable on 02/07/2013) (a)	5,500,000
	Oak Park Unified School District, Tax and Revenue Anticipation Notes-Series A
6,700,000	3.500%, 05/01/2013	6,707,973
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal)
3,550,000	0.550%, 11/01/2036 (a)	3,550,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal)
175,000	0.550%, 11/01/2036 (a)	175,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal)
3,150,000	0.550%, 11/01/2036 (a)	3,150,000
	Riverside County Public Financing Authority Lease Revenue, County Facilities Projects
645,000	3.000%, 05/01/2013	647,954
	State Community College Financing Authority Tax & Revenue Anticipation Note, Note Participation-Series C
17,610,000	2.500%, 06/28/2013	17,713,723
	State Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles-Series A
370,000	5.000%, 11/15/2015	407,651
	State Pollution Control Finance Authority Solid Waste Revenue, Republic Services, Inc.-Series A, VRDN (CS: Republic Services, Inc.)
80,705,000	0.600%, 08/01/2023 (Putable on 05/01/2013) (a)	80,705,000
	State Pollution Control Financing Authority, Solid Waste Disposal Revenue, P & D Dairy and Poso Creek Family Dairy, LLC Project, VRDN (LOC: Bank of the West)
3,000,000	1.300%, 05/01/2028 (Putable on 02/07/2013) (a)	3,000,000
	State School Cash Reserve Program Authority Revenue-Series P
10,000,000	2.000%, 02/01/2013	10,000,000
	State Statewide Communities Development Authority Ltd. Obligation Revenue, Bakersfield Reassessment District
2,000,000	2.000%, 09/02/2013	2,009,700
1,935,000	2.000%, 09/02/2014	1,945,778
	State Statewide Communities Development Authority Revenue, Episcopal Communities & Services
200,000	2.000%, 05/15/2013	200,586
540,000	2.000%, 05/15/2014	546,215
545,000	3.000%, 05/15/2015	566,222
	Stockton Public Financing Authority Water Revenue, Delta Water Supply Project-Series A, VRDN (LOC: Union Bank)
20,500,000	0.800%, 10/01/2040 (Putable on 02/07/2013) (a)	20,500,000

	Twin Rivers Unified School District, School Facilities Boarding Program (CS: Assured Guaranty)
10,000,000	3.500%, 06/01/2027 (Putable on 05/31/2013)	10,051,600
6,000,000	3.500%, 06/01/2035 (Putable on 05/31/2013)	6,030,960

		178,036,032

Colorado-1.8%
	Arkansas River Power Authority Power Revenue, VRDN (CS: XLCA, LIQ FAC: Dexia Credit)
9,515,000	0.660%, 10/01/2026 (Putable on 02/07/2013) (a)	9,515,000
	State Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series C
1,355,000	2.000%, 12/01/2013	1,363,726
	State Health Facilities Authority Revenue, National Jewish Health Project
350,000	4.000%, 01/01/2014	357,644
	Traer Creek Metropolitan District Revenue, In the Town of Avon, VRDN (LOC: BNP Paribas)
17,165,000	1.000%, 10/01/2021 (Putable on 02/07/2013) (a)	17,165,000

		28,401,370

Connecticut-0.2%
	City of West Haven, General Obligation Bond
550,000	4.000%, 08/01/2013	556,402
145,000	4.000%, 08/01/2014	149,839
	City of West Haven, General Obligation Bond, Anticipation Notes
2,050,000	3.000%, 05/30/2013	2,057,216

		2,763,457

Florida-2.4%
	Citizens Property Insurance Corp. Revenue, High-Risk Account Senior Secured Bonds-Series A3, VRDN
1,000,000	1.850%, 06/01/2013 (a)	1,004,810
	City of Tampa Hospital Refunding Revenue, H. Lee Moffitt Cancer Center Project-Series B
140,000	2.500%, 07/01/2013	141,047
250,000	3.000%, 07/01/2014	256,995
	Cityplace Community Development District Special Assessment Revenue
250,000	5.000%, 05/01/2013	252,517
	Miami-Dade County Expressway Authority Toll System Revenue,Series DCL-2012-005, VRDN (CS: AMBAC)
34,075,000	0.860%, 05/20/2029 (Putable on 06/13/2013) (a)	34,075,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
1,000,000	2.625%, 08/01/2023 (Putable on 08/01/2014) (a)	1,025,600
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN (LOC: SunTrust Bank)
700,000	2.750%, 12/01/2016 (Putable on 02/07/2013) (a)	700,000
	State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project-Series A (CS: Nova Southeastern University)
155,000	3.000%, 04/01/2014	158,209
	State Higher Educational Facilities Financing Authority Revenue, The University of Tampa Project-Series A
250,000	3.000%, 04/01/2013	250,930
300,000	4.000%, 04/01/2014	310,242

		38,175,350

Georgia-2.6%
	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series A (CS: Oglethorpe Power Corp)
11,240,000	2.500%, 01/01/2040 (Putable on 03/01/2013)	11,256,523

	Burke County Development Authority Revenue, Georgia Power Company Plant Vogtle Project-Series G (CS: Oglethorpe Power Corp)
3,875,000	0.900%, 01/01/2039 (Putable on 03/01/2013)	3,876,240
	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN (LOC: Regions Bank)
1,100,000	1.110%, 12/01/2021 (Putable on 02/07/2013) (a)	1,100,000
	Gwinnett County Housing Authority Multi-Family Housing Revenue, Palisades Apartments Project, VRDN (LOC: SunTrust Bank)
11,300,000	0.450%, 03/01/2041 (Putable on 02/07/2013) (a)	11,300,000
	Main Street Natural Gas Inc., Gas Project Revenue-Series B
500,000	5.000%, 03/15/2014	523,695
	Monroe County Development Authority Revenue, Georgia Power Company Plant Scherer Project-Series A (CS: Oglethorpe Power Corp)
2,010,000	0.900%, 01/01/2039 (Putable on 03/01/2013)	2,010,643
	Rome-Floyd County Development Authority Revenue, Steel King Industries Inc., VRDN (LOC: Bank Of Montreal)
1,725,000	0.750%, 07/01/2020 (Putable on 02/07/2013) (a)	1,725,000
	Union City Water & Sewerage Revenue
215,000	2.000%, 07/01/2013	215,998
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN (LOC: Regions Bank)
9,430,000	0.690%, 10/01/2028 (Putable on 02/07/2013) (a)	9,430,000

		41,438,099

Hawaii-0.2%
	State Housing Finance & Development Corp., Multifamily Housing Revenue, Wilikina Apartments Project-Series B
2,750,000	1.000%, 06/01/2014 (Putable on 06/01/2013)	2,750,440

Illinois-10.1%
	Chicago Board of Education,-Series -DCL-2012-001, VRDN (LOC: Dexia Credit Local)
37,040,000	0.960%, 12/01/2034 (a)	37,040,000
	Chicago Transit Authority Capital Grant Receipts Revenue (CS: AMBAC)
800,000	5.000%, 06/01/2013	811,096
	Springfield Airport Authority, Allied-Signal Inc., VRDN (CS: Honeywell Int.)
4,400,000	5.000%, 09/01/2018 (Putable on 02/07/2013) (a)	4,400,000
	State Development Finance Authority Industrial Development Revenue, Durex Industries Project, VRDN (LOC: RBS Citizens N.A.)
2,350,000	0.540%, 12/01/2023 (Putable on 02/07/2013) (a)	2,350,000
	State Finance Authority Industrial Development Revenue, Metform, LLC Project, VRDN (LOC: Bank of America N.A.)
2,700,000	0.390%, 05/01/2014 (Putable on 02/07/2013) (a)	2,700,000
	State Finance Authority Revenue (CS: Assured Guaranty Municipal)
1,100,000	5.000%, 08/15/2013	1,121,923
	State Finance Authority Revenue, Silver Cross Hospital and Medical Centers-Series A (CS: Assured Guaranty Municipal)
1,700,000	5.000%, 08/15/2013	1,733,881
	State Finance Authority Revenue, The Landing at Plymouth Place Project-Series B, VRDN (LOC: Sovereign Bank N.A.)
10,460,000	0.840%, 05/15/2037 (Putable on 02/07/2013) (a)	10,460,000
	State Finance Authority Solid Waste Revenue, Waste Management, Inc. Project, VRDN (CS: Waste Management, Inc.)
3,500,000	0.550%, 04/01/2013 (a)	3,500,000
	State General Obligation
20,000,000	2.000%, 02/01/2013	20,000,000

3,400,000	5.000%, 03/01/2013	3,411,050
	State General Obligation Unlimited-Series B, VRDN (SPA: DEPFA Bank PLC)
68,300,000	2.000%, 10/01/2033 (Putable on 02/07/2013) (a)	68,300,000
	State Toll Highway Authority Revenue,-Series A-2, VRDN (CS: Assured Guaranty Municipal)
7,000,000	0.600%, 01/01/2031 (Putable on 02/07/2013) (a)	7,000,000

		162,827,950

Indiana-6.6%
	City of Indianapolis Industrial Development Revenue, Joint Clutch Service, VRDN (LOC: PNC Bank N.A.)
1,000,000	1.320%, 12/01/2014 (a)	1,000,000
	City of Terre Haute Sanitation District
3,005,000	4.000%, 07/01/2013	3,038,656
3,065,000	4.000%, 01/01/2014	3,134,453
	Reset Optional Certificates Trust II-R Revenue, VRDN (LIQ FAC; Guaranty Agreement: CitiGroup Financial)
60,000,000	1.250%, 10/26/2017 (Putable on 02/07/2013) (a)	60,000,000
	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Projects- Series A, VRDN (CS: Duke Energy Indiana Inc.)
18,100,000	0.400%, 12/01/2038 (Putable on 02/07/2013) (a)	18,100,000
	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Projects- Series B, VRDN (CS: Duke Energy Indiana, Inc.)
7,250,000	0.380%, 12/01/2038 (Putable on 02/07/2013) (a)	7,250,000
	State Finance Authority Economic Development Revenue, Republic Services, Inc.-Series A, VRDN
4,500,000	0.530%, 05/01/2034 (Putable on 03/01/2013) (a)	4,500,045
	State Finance Authority Economic Development Revenue, Republic Services, Inc. Project, VRDN
2,000,000	0.600%, 12/01/2037 (Putable on 03/01/2013) (a)	2,000,120
	State Finance Authority Environmental Improvement Revenue, Mittal Steel USA, Inc., Project, VRDN (LOC: Bano Bilbao Vizcaya)
6,000,000	0.650%, 08/01/2030 (Putable on 02/07/2013) (a)	6,000,000
	State Finance Authority, Community Foundations of Northwest Indiana,
825,000	2.000%, 03/01/2013	825,800

		105,849,074

Iowa-0.2%
	Coralville General Obligation Annual Appropriation Urban Renewal Refunding Bond-Series D-1
1,180,000	2.000%, 06/01/2013	1,182,820
	State Higher Education Loan Authority Revenue, Anticipation Notes, Private Education Working Capital Loan Program, Dubuque University-Series A
1,500,000	3.000%, 05/16/2013	1,506,885

		2,689,705

Kansas-0.2%
	City of Burlington Environment Improvemnet Revenue, Kansas City Power & Light Co. Project, VRDN (CS: XLCA)
1,000,000	5.250%, 12/01/2023 (Putable on 04/01/2013) (a)	1,006,560
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.300%, 03/01/2027 (Putable on 02/07/2013) (a)	1,000,000

	City of Liberal Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project, VRDN (LOC: Rabobank Int.)
1,000,000	1.300%, 02/01/2029 (Putable on 02/07/2013) (a)	1,000,000

		3,006,560

Kentucky-1.0%
	Kenton County Airport Board Revenue, Cincinnati/Northern Kentucky Airport-Series B (CS: NATL-REXLCA)
2,500,000	5.000%, 03/01/2013	2,507,375
	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P Project, VRDN (LOC: Bank of America N.A.)
2,000,000	1.200%, 04/01/2015 (Putable on 04/01/2013) (a)	2,000,000
	Pikeville Educational Facilities Revenue, Bond Anticipation Notes (CS: USDA)
5,000,000	4.000%, 05/01/2013	5,034,400
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B, VRDN (CS: National Rural Utilities Corp.)
6,500,000	0.650%, 08/15/2023 (Putable on 02/15/2013) (a)	6,500,065

		16,041,840

Louisiana-4.0%
	Ascension Parish Industrial Development Board Inc. Revenue, Impala Warehousing (US) LLC Project, VRDN (LOC: Natixis)
15,000,000	0.560%, 12/01/2041 (Putable on 02/07/2013) (a)	15,000,000
	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc.-Series A, VRDN (LOC: Regions Bank)
5,000,000	2.910%, 02/01/2027 (Putable on 02/07/2013) (a)	5,000,000
	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN (CS: Sara Lee Corp.)
4,600,000	0.250%, 06/01/2024 (Putable on 01/31/2013) (a)	4,600,000
	North Webster Parish Industrial Development Revenue, CSP Project, VRDN (LOC: Regions Bank)
1,785,000	2.850%, 09/01/2021 (Putable on 02/07/2013) (a)	1,785,000
	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN (LOC: Regions Bank)
1,720,000	1.110%, 12/01/2016 (Putable on 02/07/2013) (a)	1,720,000
	Parish of St. James Revenue, Nucor Steel Louisiana LLC Project-Series B-1, VRDN (Guarantee Agreement: Nucor Corp.)
11,000,000	0.310%, 11/01/2040 (Putable on 02/07/2013) (a)	11,000,000
	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
20,000,000	1.280%, 03/15/2025 (Putable on 03/15/2013) (a)	20,001,200
	State Citizens Property Insurance Corp. Assessment Revenue,
250,000	2.000%, 06/01/2014	253,142
	State Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A, VRDN (LOC: Regions Bank)
2,050,000	1.050%, 12/01/2032 (Putable on 02/07/2013) (a)	2,050,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
2,740,000	0.800%, 07/01/2033 (Putable on 02/07/2013) (a)	2,740,000
	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B, VRDN (CS: Capital One; LOC: Hibernia National Bank)
1,200,000	0.800%, 07/01/2033 (Putable on 02/07/2013) (a)	1,200,000

		65,349,342

Maryland-0.0%
	Maryland Economic Development Corp. Student Housing Revenue, Morgan State University Project
200,000	2.000%, 07/01/2013	200,700
250,000	3.000%, 07/01/2014	255,440
	State Economic Development Corp., Student Housing Revenue, Salisbury University Project
100,000	2.000%, 06/01/2013	100,197

		556,337

Massachusetts-0.1%
	State Development Finance Agency, Waste Management, Inc.-Series B, VRDN (CS: Waste Management, Inc.)
1,000,000	2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,010,000

Michigan-1.2%
	City of Detroit School District, School Building and Site Improvement Refunding-Series A (CS: Qualified School Board Loan Fund)
1,240,000	3.000%, 05/01/2013	1,247,328
	City of Detroit Sewage Disposal System Revenue-Series A
1,000,000	5.000%, 07/01/2014	1,046,480
	City of Detroit Water Supply System Revenue, Senior Lien Bond-Series A
620,000	5.000%, 07/01/2013	629,753
	Detroit Wayne County Stadium Authority Revenue, Wayne County Limited Tax General Obligation
250,000	5.000%, 10/01/2014	262,105
	State Finance Authority Revenue, Crittenton Hospital Medical Center-Series A
200,000	3.000%, 06/01/2013	201,118
1,000,000	4.000%, 06/01/2014	1,032,590
	State Finance Authority Revenue, Detroit School District
500,000	4.000%, 06/01/2014	517,565
1,200,000	5.000%, 06/01/2014	1,257,828
	State Finance Authority Revenue, Detroit School District, (CS: Detroit CSD)
10,355,000	5.000%, 06/01/2013	10,495,932
	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN (LOC: Bank One Michigan)
800,000	0.500%, 05/01/2018 (Putable on 02/07/2013) (a)	800,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc.
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013) (a)	1,518,120

		19,008,819

Mississippi-0.8%
	State Business Finance Corp., Gulf Opportunity Zone Revenue, Coast Electric Power Association-Series C, VRDN (SPA: National Rural Utilities Cooperative Finance Corp.)
2,500,000	0.500%, 05/01/2037 (Putable on 05/01/2013) (a)	2,500,175
	State Business Finance Corp., Hattiesburg Clinic Professional Association Project, VRDN (LOC: Regions Bank)
6,495,000	0.690%, 11/01/2026 (Putable on 02/07/2013) (a)	6,495,000
	State Business Finance Corp., Tri-State Truck Center, Inc. Project, VRDN (LOC: Regions Bank)
4,920,000	0.770%, 03/01/2033 (Putable on 02/07/2013) (a)	4,920,000

		13,915,175

Missouri-0.2%
	Joplin Industrial Development Authority Health Facilities Revenue, Freeman Health System
250,000	2.500%, 02/15/2013	250,115
	State Health & Educational Facilities Authority Health Facilities Revenue, Freeman Health System
1,245,000	5.000%, 02/15/2015	1,335,848

	State Health & Educational Facilities Authority Revenue, Private Education Working Capital Loan Program-Series B (CS: Rockhurst University)
1,500,000	3.000%, 04/25/2013	1,503,900

		3,089,863

Nebraska-0.1%
	Central Plains Energy Project, Gas Project Revenue (Project No. 3)
500,000	3.000%, 09/01/2013	506,700
655,000	4.000%, 09/01/2014	685,575

		1,192,275

Nevada-0.9%
	Clark County Airport System Subordinate Lien Revenue-Series A-2, VRDN (CS: Assured Guaranty Municipal; SPA: Banco Bilbao Vizcaya)
9,100,000	0.750%, 07/01/2022 (Putable on 02/07/2013) (a)	9,100,000
	Clark County Airport System Subordinate Lien Revenue-Series C-3, VRDN (LOC: Landesbank Baden-Wurttemberg)
5,350,000	0.400%, 07/01/2029 (Putable on 02/07/2013) (a)	5,350,000

		14,450,000

New Hampshire-0.1%
	State Health & Education Facilities Authority Revenue, Catholic Medical Center
450,000	3.000%, 07/01/2013	453,703
1,000,000	4.000%, 07/01/2014	1,037,900

		1,491,603

New Jersey-7.8%
	Borough of Wood-Ridge General Obligation Anticipation Notes
7,000,000	1.500%, 02/19/2013	7,001,820
	City of Jersey City, General Obligation Bond-Series A
2,000,000	2.000%, 04/18/2013	2,003,860
	City of Newark Tax Anticipation Notes-Series A
9,332,000	2.400%, 02/20/2013	9,337,319
	City of Newark, General Obligation Bond-Series D
5,000,000	2.000%, 12/11/2013	5,026,500
	City of Newark, General Obligation Notes-Series B (CS: State Aid Withholding)
4,000,000	2.500%, 06/28/2013	4,018,040
	City of Newark, Special Emergency Notes-Series G
1,080,000	2.000%, 12/11/2013	1,085,864
	Hudson County Improvement Authority Revenue (CS: Hudson County Guaranty)
20,000,000	1.500%, 08/07/2013	20,100,600
	State Economic Development Authority Cigarette Tax Revenue,
3,000,000	5.000%, 06/15/2013	3,047,520
	State Economic Development Authority Revenue, Arbor Glen of Bridgewater Project, VRDN (LOC: Sovereign Bank N.A.)
9,890,000	0.810%, 05/15/2033 (Putable on 02/07/2013) (a)	9,890,000
	State Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B, VRDN (LOC: Sovereign Bank N.A.)
36,300,000	1.800%, 07/01/2030 (Putable on 02/07/2013) (a)	36,300,000
	State Health Care Facilities Financing Authority Revenue, Barnabas Health-Series A
480,000	4.000%, 07/01/2015	509,299
	State Health Care Facilities Financing Authority Revenue, Barnabas Health Issues-Series A
3,035,000	5.000%, 07/01/2013	3,084,987
	State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue
500,000	4.000%, 07/01/2013	506,955
	State Higher Education Student Assistance Authority Senior Student Loan Revenue-Series- 1A
300,000	3.000%, 12/01/2013	304,701

500,000	4.000%, 12/01/2014	524,135
	State Housing & Mortgage Finance Agency Revenue-Series 3, VRDN (LOC: Dexia Credit Local)
4,890,000	0.600%, 11/01/2046 (Putable on 02/07/2013) (a)	4,890,000
	Town of Harrison Tax Anticipation Notes,
3,980,000	3.375%, 02/15/2013	3,981,114
	Township of Lyndhurst Bond Anticipation Notes,
10,000,000	1.750%, 02/15/2013	10,001,500
3,297,500	1.750%, 03/21/2013	3,299,182

		124,913,396

New York-14.1%
	Broome County Industrial Development Agency Civic Facility Revenue, Elizabeth Church Manor Nursing Home Project, VRDN (LOC: Sovereign Bank N.A.)
3,155,000	1.750%, 02/01/2029 (Putable on 02/07/2013) (a)	3,155,000
	Broome County Industrial Development Agency Civic Facility Revenue, Methodist Homes for the Aging of the Wyoming Project, VRDN (LOC: Sovereign Bank N.A.)
1,380,000	1.750%, 02/01/2029 (Putable on 02/07/2013) (a)	1,380,000
	City of Long Beach General Obligation Bond
3,020,000	3.000%, 12/20/2013	3,040,536
	City of Long Beach General Obligation Bond Unlimited,
1,700,000	4.150%, 04/19/2013	1,704,437
	City of New York General Obligation Bond, VRDN (CS: Assured Guaranty Municipal; SPA: Dexia Credit Local)
1,300,000	0.300%, 11/01/2026 (Putable on 02/01/2013) (a)	1,300,000
	City of Poughkeepsie, Bond Anticipation Notes-Series C
6,515,000	1.750%, 02/15/2013	6,516,303
	City of Yonkers General Obligation Bond-Series A
720,000	2.000%, 07/01/2013	723,989
500,000	2.000%, 07/01/2014	506,820
1,530,000	4.000%, 07/01/2015	1,630,138
	City of Yonkers General Obligation Bond-Series C
1,000,000	2.000%, 08/15/2014	1,014,820
1,000,000	4.000%, 08/15/2015	1,068,730
	Freeport Bond Anticipation Notes-Series A
2,900,000	1.500%, 05/08/2013	2,904,089
	Monroe County, General Obligation Bond (CS: NATL-RE)
1,050,000	6.000%, 03/01/2013	1,054,190
	Nassau County Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project
620,000	3.000%, 07/01/2013	625,332
385,000	4.000%, 07/01/2014	400,747
	Nassau County Local Economic Assistance Corp. Revenue, Winthrop University Hospital Association Project
1,000,000	4.000%, 07/01/2014	1,039,040
	Nassau County Revenue Anticipation Notes-Series A
17,000,000	2.000%, 03/29/2013	17,040,290
	Nassau County Revenue Anticipation Notes-Series B
6,000,000	2.000%, 04/30/2013	6,021,660
	New York City Industrial Development Agency Airport Facilities Revenue, TrIPs Obligated Group-Series A
750,000	5.000%, 07/01/2013	760,530
1,000,000	5.000%, 07/01/2014	1,041,360
	New York City Industrial Development Agency Civic Facility Revenue, Cong. Machne Chaim Inc. d/b/a Bais Sarah Educational Center for Girls Project, VRDN (LOC: Sovereign Bank N.A.)
1,000,000	0.700%, 05/01/2036 (Putable on 02/07/2013) (a)	1,000,000
	Rockland County Bond Anticipation Notes-Series A
6,655,000	2.000%, 04/19/2013	6,662,720
	Rockland County General Obligation Bond-Series B
500,000	3.000%, 12/15/2014	513,895

	Rockland County General Obligation Revenue Anticipation Notes-Series B
8,000,000	3.750%, 06/28/2013	8,073,280
	Rockland County Revenue Anticipation Notes
10,000,000	2.500%, 03/06/2013	10,010,400
	Rockland County Revenue Anticipation Notes-Series C
6,560,000	2.500%, 09/24/2013	6,603,230
	Rockland County Tax Anticipation Notes,
15,000,000	2.500%, 03/06/2013	15,016,350
	State Dormitory Authority Revenue, Long Island University
1,475,000	3.000%, 09/01/2013	1,489,499
1,285,000	3.000%, 09/01/2014	1,313,617
	State Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project, VRDN
4,000,000	0.600%, 05/01/2030 (Putable on 05/01/2013) (a)	4,000,000
	Suffolk County Revenue Anticipation Notes,
25,000,000	2.000%, 03/28/2013	25,058,250
	Suffolk County, Bond Anticipation Notes
2,000,000	1.250%, 10/25/2013	2,010,060
	Suffolk County, Tax Anticipation Notes
40,000,000	2.000%, 08/14/2013	40,307,600
	Suffolk County, Tax Anticipation Notes-Series III
5,000,000	2.000%, 09/12/2013	5,043,900
	Town of Fishkill Bond Anticipation Notes-Series A
1,250,000	3.250%, 07/19/2013	1,262,550
	Town of Oyster Bay, Budget Notes-Series A
7,000,000	1.250%, 12/13/2013	7,042,210
	Town of Ramapo, Bond Anticipation Notes-Series B
5,500,000	2.000%, 07/01/2013	5,532,120
	Ulster County Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp.-Woodland Pond At New Paltz Project-Series C, VRDN (LOC: Sovereign Bank N.A.)
4,495,000	0.820%, 09/15/2037 (Putable on 02/07/2013) (a)	4,495,000
	Westchester County Industrial Development Agency, Continuing Care Retirement Community Revenue, Kendal on Hudson Project, VRDN (LOC: Sovereign Bank N.A.)
27,850,000	0.820%, 01/01/2034 (Putable on 02/07/2013) (a)	27,850,000
	Westchester Tobacco Asset Securitization Corp. (CS: Westchester Tobacco)
500,000	5.000%, 06/01/2026	505,755

		226,718,447

North Carolina-1.4%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
6,500,000	0.390%, 06/01/2017 (Putable on 02/07/2013) (a)	6,500,000
	Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue,- Series B, VRDN (CS: Nucor Corporation)
15,500,000	0.250%, 11/01/2033 (Putable on 02/06/2013) (a)	15,500,000

		22,000,000

Ohio-1.8%
	City of Marysville, Bond Anticipation Notes, Coleman's Crossing Development
3,205,000	2.250%, 08/28/2013	3,218,814
	City of Marysville, Bond Anticipation Notes, Roadway Improvement - City Gate Development
1,525,000	2.250%, 08/28/2013	1,531,573
	City of Warrensville Heights, Bond Anticipation Notes-Series 2
575,000	1.750%, 02/26/2013	575,402
	Columbus Regional Airport Authority Revenue, West Bay Apartments Project, VRDN (LOC: Sovereign Bank N.A.)
7,490,000	1.130%, 12/01/2034 (Putable on 02/07/2013) (a)	7,490,000

	Lorain Port Authority Revenue, Bond Anticipation Notes, Land Reutilization Project
400,000	2.500%, 11/06/2013	405,336
	State Air Quality Development Authority Revenue, Columbus Southern Power Co., VRDN (CS: NATL-RE)
2,500,000	5.100%, 11/01/2042 (Putable on 05/01/2013) (a)	2,527,000
	State Air Quality Development Authority Revenue, Columbus Southern Power Co.-Series A (CS: Firstenergy Generation)
4,000,000	5.700%, 02/01/2014	4,170,760
	State Water Development Authority, Solid Waste Revenue, VRDN (CS: Waste Management, Inc.)
9,000,000	2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,119,880

		29,038,765

Oklahoma-1.5%
	Comanche County Hospital Authority Revenue,-Series A
250,000	4.000%, 07/01/2014	258,870
	State Development Finance Authority Continuing Care Retirement Community Revenue, Inverness Village Project-Series A, VRDN (LOC: KBC Bank NV)
24,905,000	0.340%, 01/01/2042 (Putable on 02/07/2013) (a)	24,905,000

		25,163,870

Oregon-0.0% *
	Multnomah County Hospital Facilities Authority Revenue, Terwilliger Plaza, Inc.
400,000	2.000%, 12/01/2013	403,332
150,000	2.000%, 12/01/2014	151,830

		555,162

Pennsylvania-1.7%
	Allegheny County Airport Authority Revenue, VRDN (CS: NATL-RE)
5,250,000	0.710%, 01/01/2021 (Putable on 02/07/2013) (a)	5,250,000
	Allegheny County Higher Education Building Authority University Revenue, Chatham University, Series A (CS: Chatham University)
250,000	3.000%, 09/01/2013	253,205
	Bucks County Industrial Development Authority Solid Waste Revenue, Waste Management, Inc. Project, VRDN (CS: Waste Management, Inc.)
3,000,000	0.875%, 12/01/2022 (Putable on 02/03/2014) (a)	3,000,000
	City of Philadelphia Airport Revenue-Series A
750,000	4.000%, 06/15/2013	759,563
	Delaware County Authority Revenue, Eastern University
345,000	3.000%, 10/01/2013	348,405
	Northampton County Industrial Development Authority Revenue, Morningstar Senior Living, Inc. Project
270,000	2.400%, 07/01/2014	269,811
	Puttable Floating Option Tax-Exempt Receipts Revenue, Allegheny County Airport Authority, VRDN (CS: NATL-RE)
10,485,000	0.670%, 01/01/2020 (Putable on 02/07/2013) (a)	10,485,000
5,085,000	0.710%, 01/01/2022 (Putable on 02/07/2013) (a)	5,085,000
	State Economic Development Financing Authority Revenue, Waste Management, Inc., VRDN (CS: Waste Management, Inc.)
2,000,000	1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,027,080

		27,478,064

Puerto Rico-11.1%
	Government Development Bank for Puerto Rico Revenue, VRDN (CS: NATL-RE)
8,000,000	4.750%, 12/01/2015 (a)	8,122,320

	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	3.000%, 10/01/2013	253,405
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	3.000%, 10/01/2014	257,102
250,000	4.000%, 10/01/2015	265,200
	Puerto Rico Municipal Finance Agency Revenue,-Series A
1,075,000	5.000%, 08/01/2013	1,092,673
	Puerto Rico Public Buildings Authority Revenue, Goverment Facilities-Series M (CS: Commonwealth of Puerto Rico)
4,905,000	5.750%, 07/01/2014	5,157,902
	Puttable Floating Option Tax-Exempt Receipts, VRDN (GA: Dexia Credit Local)
19,190,000	0.620%, 07/01/2030 (Putable on 02/07/2013) (a)	19,190,000
	Puttable Floating Option Tax-Exempt Receipts,, VRDN (CS: AMBAC)
17,826,000	0.500%, 08/01/2047 (Putable on 02/07/2013) (a)	17,826,000
	State Commonwealth Aqueduct & Sewer Authority Revenue-Series A
2,025,000	5.000%, 07/01/2015	2,120,661
	State Commonwealth Highway & Transportation Authority Revenue, Unrefunded-Series Z (CS: NATL-RE)
745,000	6.250%, 07/01/2013	760,012
	State Commonwealth Highway & Transportation Authority Revenue, VRDN (CS: NATL-RE)
37,520,000	0.620%, 07/01/2035 (Putable on 02/07/2013) (a)	37,520,000
	State Commonwealth Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, International American University Project
500,000	4.000%, 10/01/2014	516,940
	State Commonwealth Public Improvement Refunding-Series A (CS: NATL-RE)
4,365,000	5.250%, 07/01/2014	4,553,743
725,000	5.500%, 07/01/2014	758,843
	State Highway & Transportation Authority Transportation Revenue, VRDN (CS: CIFG)
8,800,000	0.660%, 07/01/2041 (Putable on 02/07/2013) (a)	8,800,000
	State Infrastructure Financing Authority Revenue, Ports Authority Project-Series C (LOC: Government Development Bank for Puerto Rico)
47,285,000	2.750%, 12/15/2026 (Putable on 06/17/2013) (a)	47,391,391
	State Public Buildings Authority Revenue, Government Facilities-Series H (CS: FGIC, Commonwealth of Puerto Rico)
2,425,000	5.250%, 07/01/2014	2,533,300
	University of Puerto Rico Revenue-Series P
5,000,000	5.000%, 06/01/2014	5,180,650
5,255,000	5.000%, 06/01/2015	5,482,857
	University of Puerto Rico Revenue-Series Q
5,585,000	5.000%, 06/01/2014	5,786,786
5,335,000	5.000%, 06/01/2015	5,566,326

		179,136,111

Rhode Island-0.1%
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing Revenue, Lifespan Obligated Group Issue-Series A (CS: Assured Guaranty Municipal)
900,000	5.000%, 05/15/2015	974,691

South Carolina-0.8%
	Berkeley County Industrial Development Revenue, Nucor Corp. Project, VRDN (CS: Nucor Corp.)
12,300,000	0.340%, 09/01/2028 (Putable on 02/07/2013) (a)	12,300,000

	State Jobs-Economic Development Authority Industrial Revenue, Waste Management Project, VRDN (CS: Waste Management, Inc.)
1,000,000	2.250%, 11/01/2016 (Putable on 11/01/2013) (a)	1,011,320

		13,311,320

Tennessee-1.3%
	City of Jackson Health Educational & Housing Facility Board Multifamily Revenue, Creekside Apartments Project, VRDN (LOC: First Tennessee Bank)
555,000	2.000%, 12/01/2017 (Putable on 12/01/2013) (a)	555,000
	Franklin Public Building Authority Revenue, Local Government Public Improvement-Series- 101-A-1, VRDN (SPA: DEPFA Bank PLC)
12,550,000	0.360%, 06/01/2037 (Putable on 02/01/2013) (a)	12,550,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, The Blakeford at Green Hills,
200,000	1.750%, 07/01/2013	200,142
170,000	2.000%, 07/01/2014	170,563
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A, VRDN (LOC: Regions Bank)
3,285,000	1.070%, 06/01/2034 (Putable on 02/07/2013) (a)	3,285,000
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture, VRDN (LOC: Regions Bank)
4,000,000	2.270%, 12/01/2014 (Putable on 02/07/2013) (a)	4,000,000

		20,760,705

Texas-3.6%
	City of Galveston Wharves & Terminal Revenue,
675,000	4.000%, 02/01/2013	675,000
	HFDC of Central Texas Inc. Retirement Facility Revenue, Sears Caprock Retirement Corp. Project- Series A, VRDN (LOC Sovereign Bank N.A.)
3,145,000	0.840%, 11/01/2038 (Putable on 02/07/2013) (a)	3,145,000
	Love Field Airport Modernization Corp. Special Facilities Revenue, Southwest Airlines Co. Projects,
10,165,000	2.000%, 05/01/2013	10,185,635
	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc., VRDN
11,500,000	1.000%, 01/01/2026 (Putable on 05/01/2013) (a)	11,500,000
	Sabine River Industrial Development Authority, Northeast Texas-NRU-84Q, VRDN (CS: National Rural Utilities Corp.)
175,000	0.800%, 08/15/2014 (Putable on 02/15/2013) (a)	175,002
	State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue,-Series 2012 (CS: Bank of New York Mellon Trust Co.)
1,500,000	3.000%, 12/15/2013	1,529,565
1,500,000	5.000%, 12/15/2014	1,617,585
2,000,000	5.000%, 12/15/2015	2,214,280
	Texas Transportation Commission Turnpike System Revenue,-Series B, VRDN
9,000,000	1.250%, 08/15/2042 (Putable on 02/15/2015) (a)	9,041,400
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A, VRDN (LOC: Compass Bank)
13,785,000	0.800%, 06/01/2038 (Putable on 02/07/2013) (a)	13,785,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B, VRDN (LOC: Compass Bank)
4,310,000	0.800%, 06/01/2031 (Putable on 02/07/2013) (a)	4,310,000

		58,178,467

Virginia-3.5%
	Capital Beltway Funding Corp., Hot Lanes-Series B, VRDN (LOC: Banco Espirito Santo SA)
55,350,000	3.000%, 12/31/2047 (Putable on 02/07/2013) (a)	55,350,000
	Gloucester County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc. (CS: Waste Management, Inc.)
1,000,000	5.125%, 09/01/2038 (Putable on 05/01/2014) (a)	1,052,300

		56,402,300

Washington-1.3%
	State Health Care Facilities Authority Revenue, Kadlec Medical Center-Series B, VRDN (CS: Kadlec Medical Center; SPA: KeyBank N.A.)
21,285,000	0.550%, 12/01/2036 (Putable on 02/07/2013) (a)	21,285,000

Wisconsin-0.1%
	State Health & Educational Facilities Authority Revenue, WHA Capital Access Designated Pool Program, Meriter Retirement Services, Inc.-Series A, VRDN (LOC: KBC Bank NV)
1,690,000	0.260%, 05/01/2025 (Putable on 01/31/2013) (a)	1,690,000

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A, VRDN (CS: Black Hills Power and Light Co.)
2,855,000	1.150%, 06/01/2024 (Putable on 02/07/2013) (a)	2,855,000

	Total Municipal Bonds (Cost $1,619,994,171)	1,620,752,248

Shares

Money Market Funds-0.0% *
31,586	BlackRock Liquidity Funds: MuniCash Portfolio, 0.12%	31,586

	Total Money Market Funds (Cost $31,586)	31,586

	Total Investments (Cost $1,620,025,757)-100.8%	1,620,783,834
	Liabilities in Excess of Other Assets-(0.8)%	(13,605,600)

	TOTAL NET ASSETS 100.0%	$1,607,178,234

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2013.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
FGIC-Federal Guaranty Insurance Co.
LIQ FAC-Liquidity Facility
LOC-Letter of Credit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SPA-Standby Purchase Agreement
VRDN-Variable Rate Demand Note
XLCA-XI Capital Assurance, Inc.

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments
January 31, 2013 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-99.9%

Alabama-2.4%
	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant Project, VRDN (CS: Alabama Power Co.)
$5,000,000	0.580%, 07/15/2034 (Putable on 09/13/2013) (a)	$5,000,000

Arizona-4.9%
	Pima County Industrial Development Authority Charter School Revenue, Delaware Military Academy Project, VRDN (LOC: PNC Bank N.A.)
10,000,000	0.110%, 09/01/2038 (Putable on 02/07/2013) (a)	10,000,000

California-3.0%
	City of Stockton Health Facility Revenue, Dameron Hospital Association-Series A, VRDN (LOC: Citibank N.A.)
3,200,000	0.260%, 12/01/2032 (Putable on 02/01/2013) (a)	3,200,000
	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport, VRDN (LOC: Societe Generale)
350,000	0.460%, 12/01/2015 (Putable on 02/07/2013) (a)	350,000
	Pollution Control Financing Authority Solid Waste Disposal Revenue, Alameda County Industries AR, Inc. Project, VRDN (LOC: Bank of West)
2,565,000	0.330%, 06/01/2037 (Putable on 02/07/2013) (a)	2,565,000

		6,115,000

Colorado-3.4%
	Housing & Finance Authority Economic Development Revenue, Corey Building LLC-Series A, VRDN (LOC: Wells Fargo Bank N.A.)
1,530,000	0.250%, 02/01/2029 (Putable on 02/07/2013) (a)	1,530,000
	Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A, VRDN (LOC: UMB Bank N.A.)
2,940,000	0.250%, 12/01/2027 (Putable on 02/07/2013) (a)	2,940,000
	Housing & Finance Authority Economic Development Revenue, Top Shop-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,095,000	0.300%, 09/01/2035 (Putable on 02/07/2013) (a)	1,095,000
	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN (LOC: JPMorgan Chase Bank)
1,407,000	0.300%, 12/01/2025 (Putable on 02/07/2013) (a)	1,407,000

		6,972,000

Connecticut-2.2%
	Town of Hamden, General Obligation Bond-Series B (CS: Hamden CT)
4,500,000	2.000%, 08/22/2013	4,534,808

Florida-3.7%
	Alachua County Industrial Development Revenue, Florida Rock Industries, Inc. Project, VRDN (LOC: Bank of America N.A.)
1,000,000	0.390%, 11/01/2022 (Putable on 02/07/2013) (a)	1,000,000
	Broward County Housing Finance Authority Multi Revenue, Sailboat Bend Artist Lofts Project, VRDN (LOC: Citibank N.A.)
750,000	0.140%, 04/15/2038 (Putable on 02/06/2013) (a)	750,000

	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN (LOC: Wells Fargo Bank N.A.)
3,480,000	0.300%, 10/01/2035 (Putable on 02/07/2013) (a)	3,480,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co., VRDN (LOC: Bank of America N.A.)
2,400,000	0.390%, 11/01/2024 (Putable on 02/07/2013) (a)	2,400,000

		7,630,000

Georgia-3.0%
	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
4,000,000	0.220%, 06/01/2027 (Putable on 02/07/2013) (a)	4,000,000
	Walton County Industrial Building Authority Industrial Developement Revenue, Leggett & Platt, Inc. Project, VRDN (LOC: Wells Fargo Bank N.A.)
2,050,000	0.220%, 10/01/2017 (Putable on 02/07/2013) (a)	2,050,000

		6,050,000

Illinois-8.1%
	City of Chicago Industrial Development Revenue, Enterprise Center VII, VRDN (LOC: Bank of America N.A.)
1,000,000	0.240%, 06/01/2022 (Putable on 02/07/2013) (a)	1,000,000
	City of Chicago Industrial Development Revenue, Victoria Limited, LLC, VRDN (LOC: Bank of America N.A.)
2,600,000	0.240%, 03/01/2034 (Putable on 02/07/2013) (a)	2,600,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation, VRDN (LOC: U.S. Bank N.A.)
1,120,000	0.240%, 12/01/2019 (Putable on 02/07/2013) (a)	1,120,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN (LOC: JPMorgan Chase Bank)
540,000	0.350%, 10/01/2018 (Putable on 02/07/2013) (a)	540,000
	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project, VRDN (LOC: Bank of America N.A.)
1,200,000	0.390%, 02/01/2025 (Putable on 02/07/2013) (a)	1,200,000
	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.350%, 01/01/2021 (Putable on 02/07/2013) (a)	1,000,000
	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,070,000	0.350%, 06/01/2020 (Putable on 02/07/2013) (a)	1,070,000
	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN (LOC: JPMorgan Chase Bank)
345,000	0.350%, 10/01/2017 (Putable on 02/07/2013) (a)	345,000
	Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc., VRDN (LOC: JPMorgan Chase Bank)
1,800,000	0.350%, 07/15/2023 (Putable on 02/07/2013) (a)	1,800,000
	Finance Authority Industrial Development Revenue, Merug LLC-Series B, VRDN (LOC: JPMorgan Chase Bank)
600,000	0.350%, 12/01/2018 (Putable on 02/07/2013) (a)	600,000
	Phoenix Realty Special Account-U LP MultiFamily Housing Revenue, Brightons Mark, VRDN (LOC: Northern Trust Co.)
2,000,000	0.220%, 04/01/2020 (Putable on 02/07/2013) (a)	2,000,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project, VRDN (LOC: BMO Harris Bank N.A.)
425,000	0.560%, 08/01/2017 (Putable on 02/07/2013) (a)	425,000
	Village of Wheeling Industrial Project Revenue, V-S Industries, Inc. Project, VRDN (LOC: JPMorgan Chase Bank)
450,000	0.500%, 12/01/2015 (Putable on 02/07/2013) (a)	450,000

	Village of Woodridge Du Page Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food, VRDN (LOC: JPMorgan Chase Bank)
2,350,000	0.350%, 10/01/2025 (Putable on 02/07/2013) (a)	2,350,000

		16,500,000

Indiana-1.3%
	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project, VRDN (LOC: KeyBank N.A.)
665,000	0.750%, 09/01/2020 (Putable on 02/07/2013) (a)	665,000

	State Development Finance Authority Development Revenue, TTP, Inc. Project, VRDN (LOC: Bank of America N.A.)
1,970,000	0.290%, 02/01/2026 (Putable on 02/07/2013) (a)	1,970,000

		2,635,000

Kansas-0.5%
	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN (LOC: U.S. Bank N.A.)
1,110,000	0.270%, 04/01/2036 (Putable on 02/07/2013) (a)	1,110,000

Kentucky-0.7%
	Montgomery County Industrial Building Revenue, Connecticut Fineblanking Corp., VRDN (LOC: Bank of America N.A.)
1,410,000	0.240%, 08/01/2015 (Putable on 02/07/2013) (a)	1,410,000

Louisiana-1.3%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc., VRDN (LOC: Bank of America N.A.)
2,755,000	0.480%, 01/01/2028 (Putable on 02/07/2013) (a)	2,755,000

Maryland-0.6%
	State Industrial Development Financing Authority Revenue, Greater Washington Jewish Community, VRDN (LOC: PNC Bank N.A.)
1,131,000	0.600%, 12/01/2018 (Putable on 02/07/2013) (a)	1,131,000

Michigan-9.3%
	Detroit Sewer Disposal System Revenue-Series 1182, VRDN (LOC: RaboBank Nederland)
3,000,000	0.200%, 07/01/2029 (Putable on 02/07/2013) (a)	3,000,000
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC, VRDN (LOC: JPMorgan Chase Bank)
200,000	0.550%, 02/01/2016 (Putable on 02/07/2013) (a)	200,000
	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN (LOC: Fifth Third Bank)
1,005,000	0.280%, 05/01/2018 (Putable on 02/07/2013) (a)	1,005,000
	Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc., VRDN (LOC: Fifth Third Bank)
1,400,000	0.270%, 03/01/2027 (Putable on 02/07/2013) (a)	1,400,000
	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN (LOC: JPMorgan Chase Bank)
6,430,000	0.400%, 11/01/2023 (Putable on 02/07/2013) (a)	6,430,000
	Strategic Fund Limited Obligation Revenue, Merrill Tool Holding Co. Project-Series B, VRDN (LOC: Bank of America N.A.)
550,000	0.360%, 06/01/2025 (Putable on 02/07/2013) (a)	550,000
	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center, VRDN (LOC: Fifth Third Bank)
5,800,000	0.240%, 03/01/2037 (Putable on 02/07/2013) (a)	5,800,000
	Strategic Fund Limited Obligations Revenue, Blair Equipment Co. Project, VRDN (LOC: JP Morgan Chase Bank)
300,000	0.550%, 08/01/2016 (Putable on 02/07/2013) (a)	300,000

	Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc., VRDN (LOC: JPMorgan Chase Bank)
300,000	0.550%, 09/01/2016 (Putable on 02/07/2013) (a)	300,000

		18,985,000

New Jersey-3.5%
	Hudson County Improvement Authority, Guaranteed Pooled Notes, Local Unit Loan Program-Series L-1 (CS: Hudson County, NJ)
7,081,600	2.000%, 06/05/2013	7,109,026

New Mexico-2.7%

	Albuquerque Industrial Development Revenue, Karsten Co.-Series A, VRDN (LOC: U.S. Bank N.A.)
565,000	0.240%, 12/01/2017 (Putable on 02/07/2013) (a)	565,000
	Santa Fe County Education Facility Revenue, Archdioceses of Santa Fe School Project-Series A, VRDN (LOC: U.S. Bank N.A.)
5,000,000	0.250%, 06/01/2028 (Putable on 02/07/2013) (a)	5,000,000

		5,565,000

New York-5.6%
	Erie County Industrial Development Agency Revenue, Heritage Centers Project, VRDN (LOC: KeyBank N.A.)
1,070,000	0.270%, 09/01/2018 (Putable on 02/07/2013) (a)	1,070,000
	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue-Subseries B- 4, VRDN (LOC: KBC Bank NV)
7,000,000	0.320%, 11/01/2025 (Putable on 02/07/2013) (a)	7,000,000
	Monroe County Industrial Development Agency, Hillside Children’s Center, VRDN (LOC: KeyBank N.A.)
70,000	0.220%, 08/01/2018 (Putable on 02/07/2013) (a)	70,000
	New York City Industrial Development Agency, Allway Tools, Inc., VRDN (LOC: CitiBank N.A.)
685,000	0.500%, 08/01/2017 (Putable on 02/07/2013) (a)	685,000
	State Dormitory Authority Revenue, Northern Westchester Hospital Association, VRDN (LOC: TD Bank N.A.)
2,690,000	0.090%, 11/01/2034 (Putable on 02/07/2013) (a)	2,690,000

		11,515,000

North Carolina-0.5%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc., VRDN (LOC: Bank of America N.A.)
1,000,000	0.390%, 06/01/2017 (Putable on 02/07/2013) (a)	1,000,000

Ohio-2.0%
	City of Parma Health Care Facilities Revenue, Catholic Charities Facilities Corp., VRDN (LOC: RBS Citizens N.A.)
1,735,000	0.330%, 10/01/2029 (Putable on 02/07/2013) (a)	1,735,000
	Stark County Industrial Development Authority, H-P Products, Inc., VRDN (LOC: KeyBank N.A.)
2,365,000	0.270%, 06/01/2018 (Putable on 02/07/2013) (a)	2,365,000

		4,100,000

Oregon-0.5%
	State Economic Development Revenue, Oregon Precision Industries, Inc. Project-Series 204A, VRDN (LOC: Bank of America N.A.)
925,000	0.250%, 12/01/2026 (Putable on 02/07/2013) (a)	925,000

Pennsylvania-7.3%
	Beaver County Industrial Development Authority, BASF Corp., VRDN (CS: BASF Corp.)
2,200,000	0.250%, 09/01/2032 (Putable on 02/07/2013) (a)	2,200,000
	Philadelphia School District General Obligation Bond-Series C, VRDN (LOC: TD Bank N.A.)
7,200,000	0.080%, 06/01/2026 (Putable on 02/07/2013) (a)	7,200,000
	Washington County Hospital Authority Revenue, Washington Hospital-Series A, VRDN (LOC: PNC Bank N.A.)
5,545,000	0.450%, 07/01/2037 (Putable on 07/01/2013) (a)	5,545,000

		14,945,000

South Carolina-2.6%
	Cherokee County Industrial Revenue, Oshkosh Truck Corp. Project, VRDN (LOC: Bank of America N.A.)
3,000,000	0.280%, 08/01/2019 (Putable on 02/07/2013) (a)	3,000,000
	State Jobs-Economic Development Authority, Dorris Properties LLC Project, VRDN (LOC: TD Bank N.A.)
2,400,000	0.220%, 07/01/2032 (Putable on 02/07/2013) (a)	2,400,000

		5,400,000

Tennessee-3.7%
	Hendersonville Industrial Development Board-Series A, VRDN (LOC: Fifth Third Bank)
7,500,000	0.240%, 05/01/2036 (Putable on 02/07/2013) (a)	7,500,000

Texas-11.6%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan, VRDN (LOC: Wells Fargo Bank N.A.)
2,600,000	0.300%, 07/01/2037 (Putable on 02/07/2013) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc., VRDN (LOC: Wells Fargo Bank N.A.)
3,250,000	0.300%, 01/01/2026 (Putable on 02/07/2013) (a)	3,250,000
	Gulf Coast Waste Disposal Authority Revenue, Exxonmobile Project-Series B, VRDN (CS: Exxon Mobil Corp.)
2,300,000	0.120%, 06/01/2025 (Putable on 02/01/2013) (a)	2,300,000
	Jefferson County Industrial Development Corp. Hurricane Ike Disaster Area Revenue, Jefferson Refinery LLC Project, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
870,000	0.450%, 12/01/2040 (Putable on 03/15/2013) (a)	870,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A, VRDN (CS: Branch Bank & Trust, Jefferson Refinery LLC)
9,000,000	0.450%, 12/01/2040 (Putable on 03/15/2013) (a)	9,000,000
	Port Arthur Navigation District Revenue, BASF Corp., VRDN (CS: BASF Corp.)
5,600,000	0.250%, 04/01/2033 (Putable on 02/07/2013) (a)	5,600,000

		23,620,000

Utah-0.9%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc., VRDN (LOC: KeyBank N.A.)
1,860,000	0.670%, 04/01/2019 (Putable on 02/07/2013) (a)	1,860,000

Vermont-3.2%
	Vermont Educational & Health Buildings Financing Agency Revenue, Norwich University Project, VRDN (LOC: TD Bank N.A.)
6,500,000	0.090%, 09/01/2038 (Putable on 02/06/2013) (a)	6,500,000

Virginia-0.7%
	City of Emporia Industrial Development Authority Revenue, Toll VA III, L.P. Project, VRDN (LOC: Bank of America N.A.)
1,500,000	0.240%, 11/01/2023 (Putable on 02/07/2013) (a)	1,500,000

Washington-5.4%
	Economic Development Finance Authority, Art & Theresa Mensonides-Series I, VRDN (LOC: Wells Fargo Bank N.A.)
1,030,000	0.300%, 10/01/2016 (Putable on 02/07/2013) (a)	1,030,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series E, VRDN (LOC: KeyBank N.A.)
1,400,000	1.000%, 08/01/2033 (Putable on 02/07/2013) (a)	1,400,000
	Economic Development Finance Authority, Belina Interiors, Inc.-Series F, VRDN (LOC: KeyBank N.A.)
1,110,000	1.000%, 11/01/2023 (Putable on 02/07/2013) (a)	1,110,000
	Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F, VRDN (LOC: U.S. Bank N.A.)
2,745,000	0.250%, 07/01/2032 (Putable on 02/07/2013) (a)	2,745,000
	Port Bellingham Industrial Development Corp., Wood Stone Corp., VRDN (LOC: KeyBank N.A.)
2,805,000	0.270%, 02/01/2027 (Putable on 02/07/2013) (a)	2,805,000
	Seattle Housing Authority Revenue, Douglas Apartments, VRDN (LOC: KeyBank N.A.)
1,930,000	0.250%, 06/01/2040 (Putable on 02/07/2013) (a)	1,930,000

		11,020,000

Wisconsin-5.3%
	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc., Project, VRDN (LOC: BMO Harris Bank N.A.)
2,645,000	0.460%, 11/01/2042 (Putable on 02/07/2013) (a)	2,645,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A, VRDN (LOC: JPMorgan Chase Bank)
1,000,000	0.350%, 08/01/2026 (Putable on 02/07/2013) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting, VRDN (LOC: BMO Harris Bank N.A.)
1,695,000	0.460%, 12/01/2023 (Putable on 02/07/2013) (a)	1,695,000
	Milwaukee Redevelopment Authority, Kubin Nicholson Corp Project-Series A, VRDN (LOC: BMO Harris Bank N.A.)
500,000	0.460%, 08/01/2020 (Putable on 02/07/2013) (a)	500,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties, VRDN (LOC: JPMorgan Chase Bank)
1,025,000	0.410%, 07/01/2021 (Putable on 02/07/2013) (a)	1,025,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project, VRDN (LOC: BMO Harris Bank N.A.)
2,925,000	0.460%, 11/01/2036 (Putable on 02/07/2013) (a)	2,925,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc., VRDN (LOC: Comerica Bank)
1,000,000	0.350%, 03/01/2022 (Putable on 02/07/2013) (a)	1,000,000

		10,790,000

	Total Municipal Bonds (Cost $204,176,834)	204,176,834

Shares

Money Market Funds-0.1%
87,580	BlackRock Liquidity Funds: MuniCash Portfolio, 0.12%	87,580

	Total Money Market Funds (Cost $87,580)	87,580

Total Investments (Cost $204,264,414)-100.0%	204,264,414
Other Assets in Excess of Liabilities-0.0%*	38,231

TOTAL NET ASSETS 100.0%	$204,302,645

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2013.
CS-Credit Support
LIQ FAC-Liquidity Facility
LOC-Letter of Credit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
VRDN-Variable Rate Demand Note

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Tax Optimized Income Fund and Alpine Municipal Money Market Fund are two separate funds of the Income Trust. The Alpine Ultra Short Tax Optimized Income Fund and Alpine Municipal Money Market Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange “(NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset values, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 under the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ investments carried at fair value:

	Valuation Inputs

Ultra Short Tax Optimized Income Fund *	Level 1	Level 2	Level 3	Total Value

Municipal Bonds	$-	$1,620,752,248	$-	$1,620,752,248
Money Market Funds	-	31,586	-	31,586

Total	$-	$1,620,783,834	$-	$1,620,783,834

Municipal Money Market Fund *	Level 1	Level 2	Level 3	Total Value

Municipal Bonds	$-	$204,176,834	$-	$204,176,834
Money Market Funds	-	87,580	-	87,580

Total	$-	$204,264,414	$-	$204,264,414

     * For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Ultra Short Tax Optimized Income Fund

Cost of investments	$1,620,025,757
Gross unrealized appreciation	960,601

Gross unrealized depreciation	(202,524)

Net unrealized appreciation	$ 758,077

Municipal Money Market Fund

Cost of investments	$204,264,414
Gross unrealized appreciation	-
Gross unrealized depreciation	-

Net unrealized appreciation	$-

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2013 (Unaudited)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Distributions to Shareholders: The Ultra Short Tax Optimized Income Funds intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The Municipal Money Market Fund declares and accrues dividends daily on each business day based upon the Fund’s net income, and pays dividends monthly Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Income Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2013

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 28, 2013

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.